                                                                                                                                                              Supplement dated March 4, 2015

                                                                                                                                                          to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Alternatives Fund	1/28/2015

Effective immediately, the following changes are made to the Fund's prospectus:
The information under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor).
More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 46 of the Fund's prospectus and in
Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(c)	0.36%	0.36%	0.16%	0.36%	0.36%	0.21%	0.36%	0.16%	0.36%
Acquired fund fees and expenses(d)	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Dividend and interest expense on securities sold short	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Remainder of Acquired fund fees	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Total annual Fund operating expenses	3.43%	4.18%	2.98%	3.68%	3.18%	3.03%	3.43%	2.98%	3.18%
Less: Fee waivers and/or expense reimbursements(e)	(0.35%)	(0.35%)	(0.30%)	(0.35%)	(0.35%)	(0.30%)	(0.35%)	(0.30%)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	3.08%	3.83%	2.68%	3.33%	2.83%	2.73%	3.08%	2.68%	2.83%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(c)	Other expenses are based on estimated amounts for the Fund's current fiscal year.
(d)	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to arrangements to waive fees and/or to reimburse expenses
(excluding transaction costs and certain other investment related expenses, interest, taxes, and extraordinary expenses) until September 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under these arrangements, through at least September 30, 2016, the Fund's net operating expenses, subject to applicable exclusions, which includes, among others, dividend and interest expense associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund indirectly invested in by the Fund), will not exceed the annual rates of 2.85% for Class A, 3.60% for Class C, 2.45% for Class I, 3.10% for Class R, 2.60% for Class R4, 2.50% for Class R5, 2.85% for Class W, 2.45% for Class Y and 2.60% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in the 1 year example and the March 2017 arrangement is reflected in the first 2 years of the 3 year example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs (based on estimated Fund expenses) would be:

	1 year	3 years
Class A (whether or not shares are redeemed)	$868	$1,528
Class C (assuming redemption of all shares at the end of the period)	$485	$1,228
Class C (assuming no redemption of shares)	$385	$1,228
Class I (whether or not shares are redeemed)	$271	$ 883
Class R (whether or not shares are redeemed)	$336	$1,084
Class R4 (whether or not shares are redeemed)	$286	$ 938
Class R5 (whether or not shares are redeemed)	$276	$ 898
Class W (whether or not shares are redeemed)	$311	$1,011
Class Y (whether or not shares are redeemed)	$271	$ 883
Class Z (whether or not shares are redeemed)	$286	$ 938

The rest of the section remains the same.